Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	$ (12,539,724)	¥ (87,299,053)	¥ (57,981,487)	¥ (64,055,851)
General and administrative	(41,089,839)	(286,059,239)	(255,867,298)	(183,673,832)
Interest and investment income, net	2,998,043	20,871,782	35,740,334	4,210,903
Other non-interest income	5,999,408	41,766,688	(40,321,415)	(1,220,980)
Foreign exchange loss, net	953,088	6,635,208	(90,771,459)	(7,176,838)
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(491,227)	(3,419,825)	(11,319,279)	(20,676,273)
Net income before income taxes	558,838,486	3,890,521,771	2,649,046,731	2,420,004,823
Net income attributable to Qudian Inc.'s shareholders	468,885,622	3,264,287,925	2,491,316,213	2,164,458,820
Other comprehensive income/(loss)
Foreign currency translation adjustment	4,581,153	31,893,073	33,089,222	(77,947,461)
Total comprehensive income attributable to Qudian Inc.'s shareholders	473,466,775	3,296,180,998	2,524,405,435	2,086,511,359
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	(12,539,724)	(87,299,053)	(55,734,443)	(66,522,766)
General and administrative	(6,197,640)	(43,146,732)	(26,615,449)	(7,263,250)
Interest and investment income, net	(1,457,874)	(10,149,429)	9,919,513	6,189,009
Other non-interest income	2,944,459	20,498,736	5,701,978
Foreign exchange loss, net	1,428,664	9,946,070	(92,089,724)
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	484,707,738	3,374,438,333	2,549,589,488	2,315,454,720
Net income before income taxes	468,885,623	3,264,287,925	2,390,771,363	2,247,857,713
Net income attributable to Qudian Inc.'s shareholders	468,885,623	3,264,287,925	2,390,771,363	2,247,857,713
Foreign currency translation adjustment	4,581,153	31,893,073	284,529,171	(329,387,410)
Total comprehensive income attributable to Qudian Inc.'s shareholders	$ 473,466,776	¥ 3,296,180,998	¥ 2,675,300,534	¥ 1,918,470,303